Income Taxes - Income taxes expense (benefit) recognized directly in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$ 0	$ (1)	$ 107